Fair value measurements and the fair value option - Schedule of Fair Value of Assets Measured on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Equity investment in VericiDx	$ 9,295
Cash equivalents (Money Market Fund)		$ 500
U.S. Treasury Bills		982	$ 994
Total		1,482	1,990
Level 1 [Member] | US Treasury Securities [Member] | Maturity Greater than 90 Days [Member]
Assets, Fair Value Disclosure [Abstract]
Cash equivalents (Money Market Fund)			996
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Equity investment in VericiDx	0
Cash equivalents (Money Market Fund)		0
U.S. Treasury Bills		0	0
Total		0	0
Level 2 [Member] | US Treasury Securities [Member] | Maturity Greater than 90 Days [Member]
Assets, Fair Value Disclosure [Abstract]
Cash equivalents (Money Market Fund)			0
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Equity investment in VericiDx	$ 0
Cash equivalents (Money Market Fund)		0
U.S. Treasury Bills		0	0
Total		$ 0	0
Level 3 [Member] | US Treasury Securities [Member] | Maturity Greater than 90 Days [Member]
Assets, Fair Value Disclosure [Abstract]
Cash equivalents (Money Market Fund)			$ 0